Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Schedule of Price Risk Derivatives
The realized and unrealized (loss)/gain on oil derivative instrument is as follows:

(in thousands of $)	Six months ended June 30,
	2020	2019
Realized gain on oil derivative instrument	2,539	7,395
Unrealized (loss)/gain on oil derivative instrument	(39,620)	750
	(37,081)	8,145